Note 15 - Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits, and Unused Tax Losses (Details)	Mar. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Non-capital losses carry-forward	$ 63,756,000
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary differences not recognized	186,000
Temporary differences, share issuance costs [member]
Statement Line Items [Line Items]
Temporary differences not recognized	$ 3,132,000